BRIDGES INVESTMENT FUND, INC.
                        8401 West Dodge Road, Sutie 256
                          Omaha, Nebraska  68114-3453






                                                              March 9, 2001



SEC Investment Management Branch
Attention:  Carolyn Miller
Fax #202-628-9002



                       Re:  Bridges Investment Fund, Inc.
                                CIK #0000014170
                                  Form 24F-2NT


Ladies and Gentlemen:

On Friday, February 23, 2001, the above-mentioned form was filed with the SEC via EDGAR. In error, this form was filed twice. (See SEC Accession Number 0000014170-01-000004 and SEC Accession Number 0000014170-01-000005). We
contacted you as soon as we noticed the second filing was made in error.

Please consider this our request to delete SEC Accession Number 0000014170-01-000005 and refund our account the second withdrawal of $3,701.39 which was taken in connection with filing the Form 24F-2NT a second time.

Should you have any questions regarding this request, please call me at 1-800-939-8401 or 1-402-397-4700, ext. 229.

Your earliest attention to this matter is most appreciated.

                                   Sincerely,


                                   Nancy K. Dodge
                                   Treasurer


NKD:bh
SEC Fee Account Services
Fax #703-914-2754













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